Note 16 - Income Taxes (Details) - Effective Income Tax Reconciliation - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Reconciliation [Abstract]
Tax at federal statutory rate		$ (740,000)	$ (967,000)
State taxes, net of federal benefit		(117,000)	(160,000)
Research and development credits			(12,000)
Fair market value of warrants & derivatives		17,000	(22,000)
Stock-based compensation		51,000	29,000
Other permanent items		10,000	1,000
Valuation allowance		779,000	1,131,000
Income tax provision	$ 0	$ 0	$ 0